Commitments and Contingencies (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 22, 2026 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) ft²	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) ft²	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 27, 2026 USD ($)	Mar. 31, 2026 USD ($)
Other Commitments [Line Items]
Percentage of Premium				20.00%		20.00%
Amount of principal		$ 198,811		$ 198,811		$ 80,000	$ 80,000
Area of land | ft²			13,982		13,982
Modification and extension contracts				contracts will be extended for an additional 4 years
Accrued interest				$ (6,000)	$ (6,000)	(12,000)	(12,000)
Rental Expenses		$ 77,160	$ 2,700	$ 80,160	5,400	11,000	$ 10,550
Trinity Leases [Member]
Other Commitments [Line Items]
Term of contract		12 months		12 months
Lease cost				$ 23,000
KiNRG [Member]
Other Commitments [Line Items]
Rental expenses		$ 3,000	$ 2,700	6,000	$ 5,400
Related Party [Member]
Other Commitments [Line Items]
Accrued interest - related party		$ 44,384		$ 44,384
AGP [Member]
Other Commitments [Line Items]
Amount of principal									$ 80,000
Accrued interest									121,883
Subsequent Event [Member]
Other Commitments [Line Items]
Amount of principal	$ 80,000							$ 3,000,000	80,000
Note payable	80,000
Accrued interest	139,883
Cash	176,000
Gain on settlement	43,883
Accrued interest - related party	$ 139,883								$ 121,883